Basic and Diluted Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share - € / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Numerator:
Allocation of undistributed net (loss) earnings
Denominator:
Weighted average shares		1		1
Basic net (loss) earnings per share (in Euro per share)	€ (0.14)	€ (0.03)
Ordinary shares Class A [Member]
Numerator:
Allocation of undistributed net (loss) earnings	(1,052,423)	(92,586)
Denominator:
Weighted average shares	7,700,000	2,850,000	7,700,000	2,850,000
Basic net (loss) earnings per share (in Euro per share)	€ (0.14)	€ (0.03)
Ordinary shares Class B [Member]
Numerator:
Allocation of undistributed net (loss) earnings	(472,609)	(3,249)
Denominator:
Weighted average shares	3,457,848	100,000	3,457,818	100,000
Basic net (loss) earnings per share (in Euro per share)	€ (0.14)	€ (0.03)